INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Summary of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Distributions	$ 461	$ 459
Contributions	335	224
Alliance
Disclosure of joint ventures [line items]
Distributions	212	217
Contributions	299	0
Aux Sable
Disclosure of joint ventures [line items]
Distributions	100	19
Contributions	2	3
Ruby Pipeline
Disclosure of joint ventures [line items]
Distributions	13	122
Contributions	0	0
Veresen Midstream
Disclosure of joint ventures [line items]
Distributions	131	97
Contributions	29	69
CKPC
Disclosure of joint ventures [line items]
Distributions	0	0
Contributions	0	152
Cedar LNG
Disclosure of joint ventures [line items]
Distributions	0	0
Contributions	5	0
Other
Disclosure of joint ventures [line items]
Distributions	5	4
Contributions	$ 0	$ 0